Customer deposits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Customer Deposits Note Tables [Line Items]
Disclosure Of Customer Deposits Explanatory
Amounts due to banks and Customer deposits
USD m 31.12.25 31.12.24
Amounts due to banks
24,434 23,347
Customer deposits 788,367 745,777
of which: demand deposits 259,372 221,797
of which: retail savings / deposits 230,770 182,274
of which: sweep deposits 41,460 41,935
of which: time deposits
1
256,764 299,771
Total amounts due to banks and customer deposits 812,801 769,124
1 Includes customer deposits in UBS AG Jersey Branch and UBS AG Guernsey Branch placed by UBS Switzerland AG and UBS AG Swiss Branch on behalf of their clients.